Financial Instruments - Summary of Movement in Allowance for Impairment in Respect of Accounts Receivable (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Balance, beginning of year	$ 752
Net remeasurement of impairment loss allowance	(632)	$ 752
Balance, end of year	$ 120	$ 752